Convertible Preferred Stock - Components of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	80,710,997	74,460,997
Convertible preferred stock, shares outstanding		27,654,928
Convertible preferred stock, aggregate liquidation preference		$ 146,732
Convertible preferred stock, Net carrying value	$ 0	$ 145,110
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	398,500	398,500
Convertible preferred stock, shares outstanding		162,109
Convertible preferred stock, aggregate liquidation preference		$ 3,004
Convertible preferred stock, Net carrying value		$ 3,003
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	60,500,000	60,500,000
Convertible preferred stock, shares outstanding		22,308,230
Convertible preferred stock, aggregate liquidation preference		$ 113,405
Convertible preferred stock, Net carrying value		$ 112,080
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	19,812,497	13,562,497
Convertible preferred stock, shares outstanding		5,184,589
Convertible preferred stock, aggregate liquidation preference		$ 30,323
Convertible preferred stock, Net carrying value		$ 30,027